S000001586 [Member] Expense Example - U.S. Small Cap Equity Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,339
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	706
Expense Example, with Redemption, 3 Years	981
Expense Example, with Redemption, 5 Years	1,277
Expense Example, with Redemption, 10 Years	2,116
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	214
Expense Example, with Redemption, 3 Years	661
Expense Example, with Redemption, 5 Years	1,134
Expense Example, with Redemption, 10 Years	2,441
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,348
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	$ 1,176